INCOME TAXES (Details 1) (USD $)	12 Months Ended
Sep. 30, 2014
Tax losses by year of Origin	$ 1,847,420
Canada [Member]
Tax losses by year of Origin	2,046,120
Outside North America [Member]
Tax losses by year of Origin	3,893,540
2005 [Member] | Canada [Member]
Tax losses by year of Origin	732,448
Year Of Expiry	2015
2006 [Member] | Canada [Member]
Tax losses by year of Origin	682,619
Year Of Expiry	2016
2009 [Member]
Tax losses by year of Origin	78,953
Year Of Expiry	2016
2009 [Member] | Canada [Member]
Tax losses by year of Origin	97,040
Year Of Expiry	2019
2010 [Member]
Tax losses by year of Origin	27,267
Year Of Expiry	2017
2010 [Member] | Canada [Member]
Tax losses by year of Origin	54,697
Year Of Expiry	2020
2011 [Member] | Canada [Member]
Tax losses by year of Origin	184,138
Year Of Expiry	2021
2012 [Member] | Canada [Member]
Tax losses by year of Origin	90,950
Year Of Expiry	2022
2013 [Member]
Tax losses by year of Origin	631,107
Year Of Expiry	2020
2013 [Member] | Canada [Member]
Tax losses by year of Origin	123,867
Year Of Expiry	2023
2014 [Member]
Tax losses by year of Origin	716,713
Year Of Expiry	2021
2014 [Member] | Canada [Member]
Tax losses by year of Origin	80,361
Year Of Expiry	2024
2007 [Member]
Tax losses by year of Origin	293,528
Year Of Expiry	2014
2008 [Member]
Tax losses by year of Origin	$ 99,852
Year Of Expiry	2015